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<FILENAME>3Q2012Rockwood13F.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Rockwood Investment Management, Inc.

   Address:               35 Mason Street, 4th Floor
                          Greenwich, CT 06830

   Form 13F File Number:  028-11709

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Jay Buck
   Title:                 President
   Phone:                 203-625-0047

   Signature, Place, and Date of Signing:

     /s/ Jay Buck                Greenwich, CT               11/14/12
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:			43

Form 13F Information Value Total (thousands):		$43,703


List of Other Included Managers:			NONE

Form 13F-HR Information Table



				TITLE OF		    VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER	VOTING AUTHORITY
	NAME OF ISSUER		CLASS		CUSIP	   (x$1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS SOLE    SHARED    NONE
-------------------- 		--------- 	---------  --------   -------- --- ---- ------- ---------- -------- -------- --------
BERKSHIRE HATHAWAY INC DEL	CL B NEW	084670702	265	3000	SH	Sole		   3000		0	0
BLACKROCK ENHANCED EQT DIV T	COM		09251A104	227	30000	SH	Sole		   30000	0	0
BLACKROCK ENHANCED GOVT FD I	COM		09255K108	2605	167000	SH	Sole		   167000	0	0
BLACKROCK INTL GRWTH & INC T	COM BENE INTER	092524107	507	69600	SH	Sole		   69600	0	0
BOULDER GROWTH & INCOME FD I	COM		101507101	987	150729	SH	Sole		   150729	0	0
BOULDER TOTAL RETURN FD INC	COM		101541100	585	32500	SH	Sole		   32500	0	0
CATERPILLAR INC DEL		COM		149123101	258	3000	SH	Sole		   3000		0	0
CAZADOR ACQUISITION CORPORAT	SHS		G19867103	502	50000	SH	Sole		   50000	0	0
CENTRAL SECS CORP		COM		155123102	467	23131	SH	Sole		   23131	0	0
CHIMERA INVT CORP		COM		16934Q109	799	295000	SH	Sole		   295000	0	0
CORNERSTONE PROGRESSIVE RTN	COM		21925C101	1420	250000	SH	Sole		   250000	0	0
CORNERSTONE STRATEGIC VALUE	COM NEW		21924B203	662	87200	SH	Sole		   87200	0	0
DELL INC			COM		24702R101	99	10000	SH	Sole		   10000	0	0
DNP SELECT INCOME FD		COM		23325P104	1490	151125	SH	Sole		   151125	0	0
EATON VANCE RISK MNGD DIV EQ	COM		27829G106	1155	109700	SH	Sole		   109700	0	0
EATON VANCE TAX MNGD GBL DV	COM		27829F108	3245	368297	SH	Sole		   368297	0	0
EATON VANCE TX ADV GLB DIV O	COM		27828U106	1349	68200	SH	Sole		   68200	0	0
EATON VANCE TX MGD DIV EQ IN	COM		27828N102	2378	250000	SH	Sole		   250000	0	0
EATON VANCE TXMGD GL BUYWR O	COM		27829C105	884	79600	SH	Sole		   79600	0	0
ELLINGTON FINANCIAL LLC		COM		288522303	351	15379	SH	Sole		   15379	0	0
FIRSTHAND TECH VALUE FD INC	COM		33766Y100	1021	58547	SH	Sole		   58547	0	0
FLAGSTAR BANCORP INC		COM NEW		337930507	413	375000	SH	Sole		   375000	0	0
GABELLI HLTHCARE & WELLNESS	SHS		36246K103	436	47870	SH	Sole		   47870	0	0
GENERAL AMERN INVS INC		COM		368802104	1654	56925	SH	Sole		   56925	0	0
GSV CAP CORP			COM		36191J101	354	41000	SH	Sole		   41000	0	0
HERCULES TECH GROWTH CAP INC	COM		427096508	1376	125000	SH	Sole		   125000	0	0
HEWLETT PACKARD CO		COM		428236103	171	10000	SH	Sole		   10000	0	0
IMPERIAL HLDGS INC		COM		452834104	384	112500	SH	Sole		   112500	0	0
INDIA FD INC			COM		454089103	1712	73664	SH	Sole		   73664	0	0
J F CHINA REGION FD INC		COM		46614T107	491	39000	SH	Sole		   39000	0	0
MADISON STRTG SECTOR PREM FD	COM		558268108	147	12244	SH	Sole		   12244	0	0
MVC CAPITAL INC			COM		553829102	430	33612	SH	Sole		   33612	0	0
NEWCASTLE INVT CORP		COM		65105M108	1571	208600	SH	Sole		   208600	0	0
PENNANTPARK INVT CORP		COM		708062104	265	25000	SH	Sole		   25000	0	0
REAVES UTIL INCOME FD		COM SH BEN INT	756158101	5056	200000	SH	Sole		   200000	0	0
RMR REAL ESTATE INCOME FUND	COM		76970B101	3372	190200	SH	Sole		   190200	0	0
SINGAPORE FD INC		COM		82929L109	177	12800	SH	Sole		   12800	0	0
SPECIAL OPPORTUNITIES FD INC	COM		84741T104	204	13000	SH	Sole		   13000	0	0
STAPLES INC			COM		855030102	230	20000	SH	Sole		   20000	0	0
THAI CAP FD INC			COM NEW		882905201	319	27300	SH	Sole		   27300	0	0
THAI FD INC			COM		882904105	879	50000	SH	Sole		   50000	0	0
WESTERN ASSET MTG CAP CORP	COM		95790D105	2220	100000	SH	Sole		   100000	0	0
ZWEIG TOTAL RETURN FD INC	COM NEW		989837208	586	46250	SH	Sole		   46250	0	0